Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 195	$ 253	$ 251
Amortization expense, year one	6
Amortization expense, year two	0
Amortization expense, year three	0
Amortization expense, year four	0
Amortization expense, year five	$ 0